July 24, 2000

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Pictet Funds (the "Trust")
	File Nos. 33-92712 and 811-9050

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statements of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on July 19, 2000.

Please return an electronic transmittal as evidence of your receipt of this filing. If you have any questions or comments, please contact the undersigned at (617) 535-0522.


Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg, Esq.
Regulatory Administration Dept.
PFPC Inc.